RESTRICTED NET ASSETS (Textual) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Descriptions of Annual Appropriations of General Reserve Subject to Certain Cumulative Limits	Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax income as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion.	Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax income as determined under PRC laws and regulations at each year-end until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company's discretion.
Appropriations to General Reserve		¥ 0	¥ 3,526
Descriptions of Annual Appropriations of After Tax Income to Development Fund Prior To Payments of Dividend	PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of no less than 25% of after-tax income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC.	PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of no less than 25% of after-tax income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment. For private schools that do not require reasonable returns, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC.
Appropriations to Development Fund	$ 2,129	¥ 13,855	¥ 3,115
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 43,892			$ 44,460	¥ 278,882	¥ 279,070